Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 3,522	$ 3,994
Restricted cash and bank deposit	1,637	1,575
Trade receivables, net	9,867	24,057
Other assets	5,083	1,672
Inventories		1,900
Total current asset	20,109	33,198
NON-CURRENT ASSETS:
Long-term receivables	725	872
Long-term restricted deposit	151	3,002
Long-term deposit	177
Property and equipment, net	1,035	1,314
Right-of-use assets	2,510	6,507
Goodwill	2,467	13,702
Intangible assets, net	5,416	16,198
Total non current asset	12,481	41,595
Assets	32,590	74,793
CURRENT LIABILITIES:
Short-term loans	11,878	13,432
Convertible loans	14,449
Trade payables	9,867	13,771
Current maturities of lease liabilities	733	1,472
Current maturities of other liabilities	5,078	3,839
Other accounts payable	32,427	25,322
Total current liabilities	74,432	57,836
NON-CURRENT LIABILITIES:
Long-term liabilities	147	887
Warrants liabilities	6,047
Lease liabilities	1,712	4,995
Deferred tax liabilities	116	161
Other long-term liabilities		1,064
Net employee defined benefit liabilities	869	1,040
Total non current liabilities	8,891	8,147
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	103,386	81,620
Share options	10,918	10,367
Treasury shares	(1,230)	(1,230)
Other reserves	19,905	14,698
Accumulated deficit	(186,488)	(99,042)
Total equity attributable to equity holders	(53,509)	6,413
Non-controlling interests	2,776	2,397
Total shareholders’ equity (capital deficit)	(50,733)	8,810
Total liabilities and equity	$ 32,590	$ 74,793